Intangible Assets - Associated With Products (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 3,909,106	¥ 4,171,361
Carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets	3,909,106	4,171,361	¥ 4,751,169
Carrying amount | Carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets	3,802,484	4,073,670	4,642,521
Marketed products | Carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets	3,427,527	3,602,384	4,135,520
Marketed products | immunoglobulin | Carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 753,203	788,628
Remaining amortization period	14 years
Marketed products | TAKHZYRO | Carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 536,445	567,589
Remaining amortization period	13 years
Marketed products | VYVANSE | Carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 441,577	517,695
Remaining amortization period	5 years
Marketed products | ADVATE & ADYNOVATE | Carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 293,697	313,509
Remaining amortization period	9 years
Marketed products | ALUNBRIG | Carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 220,969	76,688
Remaining amortization period	10 years
In-process R&D | Carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 374,957	471,286	¥ 507,001
In-process R&D | ALUNBRIG | Carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 0	¥ 160,580